Summary of contract liabilities (Details) - INR (₨) ₨ in Thousands	Mar. 31, 2023	Mar. 31, 2022
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Line Items]
Contract liabilities	₨ 571,359	₨ 779,703
Advances from customer [member]
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Line Items]
Contract liabilities	525,638	531,526
Deferred revenue [member]
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Line Items]
Contract liabilities	₨ 45,721	₨ 248,177